Income Taxes - Net operating loss carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Total NOLs	$ 30,421	$ 27,002
Federal
Income Taxes
NOLs expiring between 2029 and 2037	43,912
NOLs which do not expire	82,009
Total NOLs	125,921
State
Income Taxes
NOLs expiring between 2029 and 2037	67,380
NOLs which do not expire	18,398
Total NOLs	$ 85,778